Note 15 - Derivative Financial Instruments	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Derivative Instruments and Hedging Activities Disclosure [Text Block]
15.	Derivative Financial Instruments

Interest rate swaps

On October 12, 2021, the Company entered into one interest rate swap contract with Eurobank for a notional amount of $10.0 million, with inception date on November 1, 2021 and maturity date on November 1, 2025. Under the terms of the swap, Eurobank made quarterly payments to the Company equal to the 3-month LIBOR while the Company paid a fixed rate of 1.09% based on the relevant notional amount. The Company terminated this contract on June 26, 2023, before its maturity date, due to the significant increase in the interest rates, realizing a gain at the date of the termination of $846.

On June 16, 2022, the Company entered into one interest rate swap contract with Piraeus for a notional amount of $20.0 million, with inception date on January 3, 2023 and maturity date on January 3, 2028. Under the terms of the swap, on a quarterly basis, Piraeus makes a payment, to the Company equal to the daily SOFR index while the Company pays a fixed rate of 3.41% based on the relevant notional amount. The Company terminated this contract on October 2, 2025, before its maturity date, realizing a loss at the date of the termination of $13.

The interest rate swap contract did not qualify for hedge accounting as of December 31, 2024 and 2025.

Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2024	December 31, 2025
Interest rate swap contract	Current assets – Derivative	184,392	-
Interest rate swap contract	Long - term assets – Derivative	200,636	-
Total derivative assets		385,028	-

Derivatives not designated as hedging instruments	Location of (loss) / gain recognized	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2025
Interest rate swap contracts– Change in fair value of derivatives	Gain / (loss) on derivatives, net	(4,036,107)	609,209	(385,028)
Interest rate swap contracts- Realized gain / (loss)	Gain / (loss) on derivatives, net	4,214,235	392,545	146,404
Total net gain / (loss) on interest rate swap contracts		178,128	1,001,754	(238,624)